Vanguard® Growth and Income Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.1%)
Communication Services (9.5%)
	Alphabet Inc. Class A	2,302,359	720,638
	Meta Platforms Inc. Class A	433,842	286,375
	Alphabet Inc. Class C	657,932	206,459
*	Netflix Inc.	2,001,383	187,650
	Walt Disney Co.	751,262	85,471
	AT&T Inc.	3,203,090	79,565
	T-Mobile US Inc.	338,513	68,732
	Comcast Corp. Class A	589,000	17,605
*	Roblox Corp. Class A	72,100	5,842
	New York Times Co. Class A	51,400	3,568
*	Take-Two Interactive Software Inc.	13,700	3,508
*	Trade Desk Inc. Class A	78,950	2,997
	News Corp. Class A	113,300	2,959
	Fox Corp. Class A	23,300	1,703
*	Lumen Technologies Inc.	203,730	1,583
*	Eventbrite Inc. Class A	337,800	1,503
*	USA TODAY Co. Inc.	287,300	1,480
*	QuinStreet Inc.	101,300	1,456
	TELUS Corp.	103,600	1,364
	ATN International Inc.	42,300	964
	Electronic Arts Inc.	4,400	899
	Fox Corp. Class B	12,300	799
	IDT Corp. Class B	7,500	384
	Cable One Inc.	2,000	226
*	AMC Networks Inc. Class A	15,800	150
*	Madison Square Garden Entertainment Corp.	2,500	135
	Marcus Corp.	8,500	132
*	EW Scripps Co. Class A	23,400	93
	CuriosityStream Inc.	22,600	86
*	fuboTV Inc. Class A	31,900	80
*	Starz Entertainment Corp.	6,027	70
	Telephone & Data Systems Inc.	700	29
	Entravision Communications Corp. Class A	2,340	7
*	Nextdoor Holdings Inc.	3,000	6
*,1	GCI Liberty Inc.	100	—
			1,684,518
Consumer Discretionary (12.0%)
*	Amazon.com Inc.	3,422,252	789,924
*	Tesla Inc.	596,688	268,343
*	Carnival Corp.	5,146,147	157,163
	Booking Holdings Inc.	24,800	132,812
*	DoorDash Inc. Class A	497,536	112,682
*	O'Reilly Automotive Inc.	1,108,704	101,125
	TJX Cos. Inc.	443,280	68,092
	Marriott International Inc. Class A	201,540	62,526
	Expedia Group Inc.	210,000	59,495
	General Motors Co.	563,520	45,825
	Pool Corp.	179,944	41,162
*	Airbnb Inc. Class A	196,202	26,629
*	Chipotle Mexican Grill Inc.	700,223	25,908
	Royal Caribbean Cruises Ltd.	89,480	24,958
*	Coupang Inc.	1,019,500	24,050
	Las Vegas Sands Corp.	263,600	17,158
	Williams-Sonoma Inc.	76,700	13,698
*	Brinker International Inc.	91,600	13,146
*	Ulta Beauty Inc.	21,400	12,947
	Yum! Brands Inc.	63,300	9,576
	Garmin Ltd.	45,770	9,284
*	Amer Sports Inc.	243,500	9,095

		Shares	Market Value ($000)
	Bath & Body Works Inc.	434,100	8,717
*	Peloton Interactive Inc. Class A	1,380,500	8,504
	Best Buy Co. Inc.	114,590	7,670
*	CarMax Inc.	174,100	6,727
*	Adient plc	333,700	6,397
*	DraftKings Inc. Class A	176,397	6,079
*	Carvana Co.	14,312	6,040
*	Aptiv plc	77,770	5,918
	Home Depot Inc.	11,840	4,074
*	Viking Holdings Ltd.	50,400	3,599
*	Life Time Group Holdings Inc.	133,000	3,535
*	Rush Street Interactive Inc.	140,800	2,736
	Leggett & Platt Inc.	230,948	2,540
*	Deckers Outdoor Corp.	24,100	2,498
*	Capri Holdings Ltd.	101,300	2,472
	Gap Inc.	80,700	2,066
*	RealReal Inc.	109,000	1,720
	ADT Inc.	209,000	1,687
	Ford Motor Co.	125,900	1,652
	Ross Stores Inc.	6,700	1,207
	Bloomin' Brands Inc.	191,300	1,180
	Tapestry Inc.	5,700	728
*	Bright Horizons Family Solutions Inc.	7,106	721
*	Cooper-Standard Holdings Inc.	19,100	627
	Nathan's Famous Inc.	5,900	552
	Tractor Supply Co.	10,900	545
	Meritage Homes Corp.	7,800	513
	McDonald's Corp.	1,180	361
	Hasbro Inc.	4,200	344
*	Soho House & Co. Inc.	27,700	248
*	Stoneridge Inc.	34,463	200
	Winnebago Industries Inc.	4,139	168
	Murphy USA Inc.	400	161
*	Mobileye Global Inc. Class A	14,700	153
*	Adtalem Global Education Inc.	1,400	145
*	Sleep Number Corp.	16,000	135
	Garrett Motion Inc.	5,800	101
	Camping World Holdings Inc. Class A	10,100	98
	Afya Ltd. Class A	5,046	78
	Flexsteel Industries Inc.	1,800	71
*	Red Robin Gourmet Burgers Inc.	14,013	57
*	Helen of Troy Ltd.	2,000	43
	Caleres Inc.	3,300	40
*	Universal Electronics Inc.	3,500	13
*,1	LL Flooring Holdings Inc.	17,700	—
			2,118,718
Consumer Staples (2.4%)
	Walmart Inc.	834,463	92,968
	Costco Wholesale Corp.	79,120	68,228
	PepsiCo Inc.	274,960	39,462
	Procter & Gamble Co.	210,300	30,138
	Philip Morris International Inc.	183,700	29,466
*	Monster Beverage Corp.	373,040	28,601
	Coca-Cola Co.	355,000	24,818
	Colgate-Palmolive Co.	255,815	20,215
	Kroger Co.	251,700	15,726
	Altria Group Inc.	238,500	13,752
	Pilgrim's Pride Corp.	226,200	8,820
*	Vita Coco Co. Inc.	161,400	8,556
	Sysco Corp.	106,543	7,851
*	United Natural Foods Inc.	227,800	7,670
*	BellRing Brands Inc.	220,900	5,905
	Coca-Cola Consolidated Inc.	30,211	4,631
	Smithfield Foods Inc.	86,700	1,936
	Clorox Co.	18,895	1,905
*	Sprouts Farmers Market Inc.	18,600	1,482
	Nomad Foods Ltd.	110,500	1,382
	Kimberly-Clark Corp.	13,000	1,312
	Ingredion Inc.	9,000	992

		Shares	Market Value ($000)
	Tyson Foods Inc. Class A	12,300	721
*	National Beverage Corp.	16,042	512
	Hormel Foods Corp.	16,800	398
*	Coty Inc. Class A	99,800	307
	Fresh Del Monte Produce Inc.	7,900	281
*	Boston Beer Co. Inc. Class A	1,100	215
*	Medifast Inc.	19,200	205
	MGP Ingredients Inc.	4,597	112
	Nu Skin Enterprises Inc. Class A	8,952	86
*	BRC Inc. Class A	67,300	75
	Conagra Brands Inc.	4,062	70
*	Lifeway Foods Inc.	1,208	29
	Andersons Inc.	400	21
*	Mama's Creations Inc.	900	12
			418,860
Energy (2.7%)
	Exxon Mobil Corp.	1,287,125	154,893
	Valero Energy Corp.	419,460	68,284
	Shell plc ADR	900,273	66,152
	Phillips 66	476,328	61,465
	Marathon Petroleum Corp.	158,759	25,819
	Cheniere Energy Inc.	83,000	16,134
	ConocoPhillips	128,900	12,066
*	CNX Resources Corp.	282,900	10,402
	Chevron Corp.	64,800	9,876
	Halliburton Co.	310,200	8,766
*	Antero Resources Corp.	238,800	8,229
	Williams Cos. Inc.	119,500	7,183
	Kinder Morgan Inc.	178,400	4,904
	Range Resources Corp.	124,000	4,372
	Expand Energy Corp.	27,900	3,079
	EQT Corp.	54,300	2,911
	Archrock Inc.	103,100	2,683
*	REX American Resources Corp.	63,000	2,036
	California Resources Corp.	29,901	1,337
	Delek US Holdings Inc.	42,700	1,267
	Antero Midstream Corp.	70,100	1,247
	HF Sinclair Corp.	23,900	1,101
	Baker Hughes Co.	16,100	733
*	Oil States International Inc.	106,800	723
*	CVR Energy Inc.	19,000	483
	Ovintiv Inc. (XNYS)	11,400	447
*	ProPetro Holding Corp.	46,900	446
	Devon Energy Corp.	9,578	351
	SM Energy Co.	14,800	277
*	Green Plains Inc.	27,100	266
*	Valaris Ltd.	2,600	131
	Liberty Energy Inc.	6,600	122
	FutureFuel Corp.	29,400	94
*	TETRA Technologies Inc.	8,200	77
			478,356
Financials (12.8%)
	Wells Fargo & Co.	4,138,326	385,692
	Mastercard Inc. Class A	403,160	230,156
*	Berkshire Hathaway Inc. Class B	374,177	188,080
	KKR & Co. Inc.	1,186,296	151,229
	JPMorgan Chase & Co.	423,650	136,508
	Capital One Financial Corp.	361,190	87,538
	Visa Inc. Class A	232,800	81,645
	Allstate Corp.	322,240	67,074
	Charles Schwab Corp.	631,853	63,128
	Nasdaq Inc.	643,133	62,467
	Synchrony Financial	639,764	53,376
	Intercontinental Exchange Inc.	299,800	48,556
	American International Group Inc.	563,090	48,172
	Morgan Stanley	270,000	47,933
	Hartford Insurance Group Inc.	322,047	44,378
	Progressive Corp.	179,014	40,765
	Marsh & McLennan Cos. Inc.	219,077	40,643

		Shares	Market Value ($000)
	US Bancorp	756,900	40,388
	PNC Financial Services Group Inc.	162,970	34,017
*	SoFi Technologies Inc.	1,228,186	32,154
	Bank of New York Mellon Corp.	222,640	25,846
*	Fiserv Inc.	382,600	25,699
	Travelers Cos. Inc.	80,870	23,457
	S&P Global Inc.	40,050	20,930
	Huntington Bancshares Inc.	1,169,600	20,293
	M&T Bank Corp.	75,412	15,194
	KeyCorp	699,030	14,428
	Ameriprise Financial Inc.	28,170	13,813
	Raymond James Financial Inc.	85,778	13,775
	Truist Financial Corp.	279,900	13,774
	PayPal Holdings Inc.	225,810	13,183
	Regions Financial Corp.	441,830	11,974
	Citizens Financial Group Inc.	191,033	11,158
	Zions Bancorp NA	173,888	10,179
	Affiliated Managers Group Inc.	35,077	10,112
	State Street Corp.	77,100	9,947
	Globe Life Inc.	70,630	9,878
	Bank of America Corp.	177,800	9,779
	Chubb Ltd.	30,791	9,610
	Fifth Third Bancorp	189,950	8,892
	Virtu Financial Inc. Class A	247,100	8,233
	Invesco Ltd.	245,480	6,449
	Bank OZK	116,600	5,366
	American Express Co.	14,383	5,321
*	Toast Inc. Class A	112,800	4,006
	Cincinnati Financial Corp.	24,230	3,957
*	UBS Group AG (Registered)	83,492	3,867
	Corebridge Financial Inc.	127,400	3,844
	Principal Financial Group Inc.	39,358	3,472
*	Remitly Global Inc.	235,852	3,255
	W R Berkley Corp.	41,730	2,926
*	Robinhood Markets Inc. Class A	24,730	2,797
	CME Group Inc.	10,160	2,774
	Kemper Corp.	68,000	2,757
	Aflac Inc.	19,312	2,130
*	Oscar Health Inc. Class A	136,200	1,957
*	Payoneer Global Inc.	263,100	1,479
*	Arch Capital Group Ltd.	13,733	1,317
	Reinsurance Group of America Inc.	5,800	1,180
*	NMI Holdings Inc.	28,473	1,161
	Blackstone Inc.	6,800	1,048
	Morningstar Inc.	4,400	956
*	Coinbase Global Inc. Class A	3,200	724
*	Customers Bancorp Inc.	8,300	607
	Equitable Holdings Inc.	12,700	605
	MetLife Inc.	7,400	584
	Federal Agricultural Mortgage Corp. Class C	2,600	456
	F&G Annuities & Life Inc.	14,700	453
	Moody's Corp.	800	409
*	WEX Inc.	2,600	387
	Janus Henderson Group plc	6,100	290
	EVERTEC Inc.	9,899	288
	Credicorp Ltd.	960	276
	First BanCorp (XNYS)	12,700	263
	Navient Corp.	20,079	261
	First Internet Bancorp	12,220	255
	Bank of NT Butterfield & Son Ltd.	4,800	239
	Rithm Capital Corp.	17,700	193
	Crescent Capital BDC Inc.	11,089	156
	Pinnacle Financial Partners Inc.	1,600	153
	Blackrock Inc.	140	150
	Compass Diversified Holdings	28,900	139
	Nelnet Inc. Class A	1,000	133
	MGIC Investment Corp.	3,900	114
	Enact Holdings Inc.	2,799	111
	James River Group Holdings Inc.	15,531	99
	Ready Capital Corp.	40,400	88

		Shares	Market Value ($000)
	Advanced Flower Capital Inc.	30,224	86
	PROG Holdings Inc.	2,585	76
	Safety Insurance Group Inc.	700	55
	Granite Point Mortgage Trust Inc.	15,869	38
	Live Oak Bancshares Inc.	900	31
	United Community Banks Inc.	940	29
*	Octave Specialty Group Inc.	1,501	12
	Walker & Dunlop Inc.	180	11
			2,253,843
Health Care (11.3%)
	Eli Lilly & Co.	262,442	282,041
	Merck & Co. Inc.	1,881,427	198,039
	Johnson & Johnson	822,220	170,158
	AbbVie Inc.	725,490	165,767
*	Vertex Pharmaceuticals Inc.	246,487	111,747
*	Boston Scientific Corp.	969,304	92,423
	Bristol-Myers Squibb Co.	1,685,172	90,898
	Gilead Sciences Inc.	702,089	86,174
*	Edwards Lifesciences Corp.	848,460	72,331
	HCA Healthcare Inc.	153,957	71,876
	UnitedHealth Group Inc.	195,950	64,685
*	Incyte Corp.	642,548	63,465
*	ICON plc	292,882	53,369
*	IDEXX Laboratories Inc.	64,933	43,929
	Danaher Corp.	175,177	40,102
	Pfizer Inc.	1,518,120	37,801
	Universal Health Services Inc. Class B	161,251	35,156
	Cardinal Health Inc.	167,240	34,368
	Medtronic plc	278,273	26,731
*	Centene Corp.	600,100	24,694
	Amgen Inc.	72,449	23,713
*	Intuitive Surgical Inc.	34,600	19,596
	McKesson Corp.	21,640	17,751
*	Insulet Corp.	61,170	17,387
	Stryker Corp.	35,280	12,400
*	Dexcom Inc.	175,370	11,639
*	PTC Therapeutics Inc.	138,800	10,543
*	Moderna Inc.	345,400	10,186
	West Pharmaceutical Services Inc.	30,030	8,262
*	Medpace Holdings Inc.	14,440	8,110
*	IQVIA Holdings Inc.	31,360	7,069
	Thermo Fisher Scientific Inc.	11,520	6,675
	Humana Inc.	23,920	6,127
*	Alnylam Pharmaceuticals Inc.	13,760	5,472
	Teleflex Inc.	43,100	5,260
*	Inspire Medical Systems Inc.	56,200	5,183
	CVS Health Corp.	64,790	5,142
*	Mirum Pharmaceuticals Inc.	44,300	3,499
*	Tandem Diabetes Care Inc.	138,700	3,049
*	Bridgebio Pharma Inc.	37,800	2,891
*	Axsome Therapeutics Inc.	15,600	2,849
*	TG Therapeutics Inc.	87,000	2,594
*	Waters Corp.	5,520	2,097
*	Agios Pharmaceuticals Inc.	70,000	1,905
*	Arcutis Biotherapeutics Inc.	65,300	1,896
*	ACADIA Pharmaceuticals Inc.	67,700	1,808
	Regeneron Pharmaceuticals Inc.	2,211	1,707
*	NeoGenomics Inc.	140,600	1,654
*	Liquidia Corp.	47,700	1,645
	STERIS plc	5,701	1,445
*	Avantor Inc.	122,700	1,406
	Select Medical Holdings Corp.	92,900	1,380
*	Apellis Pharmaceuticals Inc.	54,502	1,369
*	Charles River Laboratories International Inc.	5,200	1,037
*	Biohaven Ltd.	90,800	1,025
*	agilon health Inc.	1,454,900	1,002
	DENTSPLY SIRONA Inc.	86,700	991
	Embecta Corp.	81,600	969
*	Myriad Genetics Inc.	146,800	903

		Shares	Market Value ($000)
*	Kiniksa Pharmaceuticals International plc	21,597	891
*	Tarsus Pharmaceuticals Inc.	9,900	811
*	Molina Healthcare Inc.	4,600	798
*	Zevra Therapeutics Inc.	86,900	779
*	Insmed Inc.	4,400	766
*	Ardelyx Inc.	125,400	731
*	Ocular Therapeutix Inc.	58,600	711
*	Fulcrum Therapeutics Inc.	59,500	673
*	Rigel Pharmaceuticals Inc.	15,503	664
*	AnaptysBio Inc.	12,770	619
*	ADMA Biologics Inc.	33,300	607
*	Arvinas Inc.	48,600	576
*	Amneal Pharmaceuticals Inc.	45,200	570
*	Doximity Inc. Class A	12,500	554
*	BioCryst Pharmaceuticals Inc.	65,756	513
*	Niagen Bioscience Inc.	80,627	513
*	Amicus Therapeutics Inc.	35,400	504
*	Vaxcyte Inc.	10,324	476
*	Owens & Minor Inc.	164,700	461
*	Xeris Biopharma Holdings Inc.	54,000	424
	Agilent Technologies Inc.	3,100	422
*	Syndax Pharmaceuticals Inc.	19,000	399
	Organon & Co.	48,922	351
*	Evolent Health Inc. Class A	84,500	338
	GE HealthCare Technologies Inc.	4,000	328
*	CorVel Corp.	4,800	325
*	RxSight Inc.	30,600	319
*	Align Technology Inc.	2,000	312
	Encompass Health Corp.	2,700	287
*	Travere Therapeutics Inc.	5,800	222
*	Avanos Medical Inc.	13,800	155
*	MiMedx Group Inc.	21,000	142
*	Tactile Systems Technology Inc.	4,400	128
*	Varex Imaging Corp.	8,800	103
*	Puma Biotechnology Inc.	16,252	97
*	Pediatrix Medical Group Inc.	4,300	92
*	Organogenesis Holdings Inc.	16,300	84
*	Natera Inc.	300	69
*	Evolus Inc.	9,400	63
*	Omnicell Inc.	1,300	59
*	OraSure Technologies Inc.	17,525	42
*	Alector Inc.	23,400	37
*	Enanta Pharmaceuticals Inc.	2,300	36
*,1	Sage Therapeutics Inc. CVR	97,946	18
*	AMN Healthcare Services Inc.	1,000	16
*	Ironwood Pharmaceuticals Inc.	2,500	8
*	Dynavax Technologies Corp.	300	5
*	HeartFlow Inc.	100	3
*	Accuray Inc.	2,700	2
*,1	Third Harmonic Bio Inc.	5,900	—
			2,002,493
Industrials (8.1%)
	General Electric Co.	345,974	106,570
	General Dynamics Corp.	316,050	106,401
	RTX Corp.	539,788	98,997
	Lockheed Martin Corp.	189,690	91,747
	Northrop Grumman Corp.	150,769	85,970
*	Clean Harbors Inc.	320,497	75,150
	Trane Technologies plc	160,133	62,324
	Howmet Aerospace Inc.	234,376	48,052
	IDEX Corp.	242,892	43,220
	Ferguson Enterprises Inc.	191,869	42,716
*	United Airlines Holdings Inc.	379,006	42,380
	Xylem Inc.	307,190	41,833
	Parker-Hannifin Corp.	46,807	41,141
*	Axon Enterprise Inc.	69,964	39,735
*	Uber Technologies Inc.	483,532	39,509
	AMETEK Inc.	184,920	37,966
	Delta Air Lines Inc.	509,633	35,369

		Shares	Market Value ($000)
	WESCO International Inc.	112,775	27,589
	Vertiv Holdings Co. Class A	163,776	26,533
	United Parcel Service Inc. Class B (XNYS)	264,350	26,221
	JB Hunt Transport Services Inc.	132,863	25,821
	Waste Connections Inc. (XTSE)	135,797	23,813
	GE Vernova Inc.	30,550	19,967
	3M Co.	123,500	19,772
	Carrier Global Corp.	299,600	15,831
	Eaton Corp. plc	45,700	14,556
	Comfort Systems USA Inc.	15,080	14,074
	Honeywell International Inc.	68,400	13,344
*	Bloom Energy Corp. Class A	149,400	12,981
	Otis Worldwide Corp.	129,400	11,303
	Caterpillar Inc.	17,480	10,014
	KBR Inc.	236,100	9,491
	Cintas Corp.	50,384	9,476
	PACCAR Inc.	85,900	9,407
*	ATI Inc.	79,200	9,089
	Rockwell Automation Inc.	23,260	9,050
*	Fluor Corp.	206,500	8,184
	AerCap Holdings NV	48,400	6,958
	Republic Services Inc.	27,800	5,892
	Primoris Services Corp.	35,600	4,419
	Union Pacific Corp.	17,500	4,048
*	Planet Labs PBC	176,100	3,473
	Johnson Controls International plc	28,800	3,449
	Automatic Data Processing Inc.	13,315	3,425
	Old Dominion Freight Line Inc.	18,140	2,844
	Snap-on Inc.	7,660	2,640
	Illinois Tool Works Inc.	8,965	2,208
	Greenbrier Cos. Inc.	42,900	2,005
	Stanley Black & Decker Inc.	26,372	1,959
*	Verra Mobility Corp.	82,980	1,860
*	Blue Bird Corp.	38,900	1,828
	Wabash National Corp.	209,200	1,810
*	Fluence Energy Inc.	84,243	1,666
	Verisk Analytics Inc.	6,160	1,378
	Trinity Industries Inc.	51,600	1,364
	Westinghouse Air Brake Technologies Corp.	6,005	1,282
	Cummins Inc.	2,440	1,245
	Owens Corning	11,100	1,242
	Granite Construction Inc.	10,600	1,223
	Carpenter Technology Corp.	3,600	1,133
	WW Grainger Inc.	1,120	1,130
	Griffon Corp.	15,290	1,126
	Atmus Filtration Technologies Inc.	21,600	1,121
*	American Superconductor Corp.	38,900	1,120
	GFL Environmental Inc. (XTSE)	24,800	1,065
	Deere & Co.	2,240	1,043
	Insperity Inc.	24,800	960
	Albany International Corp. Class A	17,500	887
	Pitney Bowes Inc.	80,900	855
	Dover Corp.	3,800	742
	CH Robinson Worldwide Inc.	4,400	707
	Interface Inc.	25,167	703
	Alight Inc. Class A	314,900	614
*	ExlService Holdings Inc.	13,900	590
	ICF International Inc.	6,800	580
	Leonardo DRS Inc.	16,300	556
*	Generac Holdings Inc.	3,700	505
	Rush Enterprises Inc. Class A	8,743	472
	CSX Corp.	12,900	468
*	MasTec Inc.	1,800	391
	Flowserve Corp.	5,200	361
	Worthington Enterprises Inc.	6,800	351
	Boise Cascade Co.	4,200	309
*	Hudson Technologies Inc.	43,100	295
	Brady Corp. Class A	3,500	274
*	JELD-WEN Holding Inc.	84,500	208
	Aebi Schmidt Holding AG	16,300	206

		Shares	Market Value ($000)
	Enerpac Tool Group Corp.	5,359	205
*	Gates Industrial Corp. plc	8,995	193
	Hyster-Yale Inc.	6,400	190
*	Kornit Digital Ltd.	11,000	158
	TriNet Group Inc.	1,700	101
	Tutor Perini Corp.	1,400	94
	Concentrix Corp.	2,200	91
	Tecnoglass Inc.	1,800	91
	Toro Co.	1,100	87
	Jacobs Solutions Inc.	600	79
*	3D Systems Corp.	37,200	66
	Moog Inc. Class A	253	62
	Marten Transport Ltd.	5,200	59
	FedEx Corp.	200	58
*	TrueBlue Inc.	12,700	58
	Masco Corp.	900	57
	Kelly Services Inc. Class A	5,000	44
*	Enviri Corp.	1,600	29
*	Centuri Holdings Inc.	1,100	28
*	Ameresco Inc. Class A	400	12
*	NWPX Infrastructure Inc.	200	12
			1,434,360
Information Technology (32.5%)
	NVIDIA Corp.	8,022,757	1,496,244
	Microsoft Corp.	2,112,505	1,021,650
	Apple Inc.	3,482,606	946,781
	Broadcom Inc.	1,457,397	504,405
	Micron Technology Inc.	696,124	198,681
*	Palantir Technologies Inc. Class A	746,852	132,753
	Cisco Systems Inc.	1,236,439	95,243
	Analog Devices Inc.	338,260	91,736
	KLA Corp.	71,718	87,143
*	Autodesk Inc.	273,726	81,026
*	Advanced Micro Devices Inc.	340,824	72,991
	Amphenol Corp. Class A	515,667	69,687
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	209,044	63,526
	TE Connectivity plc	269,238	61,254
*	Shopify Inc. Class A (XTSE)	347,889	56,000
	Salesforce Inc.	197,700	52,373
*	Snowflake Inc.	216,023	47,387
*	Flex Ltd.	779,264	47,083
*	Celestica Inc.	144,016	42,573
	Oracle Corp.	212,320	41,383
	Texas Instruments Inc.	230,500	39,989
*	AppLovin Corp. Class A	54,160	36,494
*	ServiceNow Inc.	229,216	35,114
	SAP SE ADR	144,234	35,036
*	Arista Networks Inc.	229,722	30,100
*	Datadog Inc. Class A	190,350	25,886
*	Trimble Inc.	319,543	25,036
	Lam Research Corp.	128,209	21,947
*	Samsara Inc. Class A	590,480	20,933
	Corning Inc.	228,328	19,992
	Dell Technologies Inc. Class C	144,450	18,183
	Motorola Solutions Inc.	45,320	17,372
	Roper Technologies Inc.	38,160	16,986
*	Adobe Inc.	47,660	16,681
*	Fortinet Inc.	193,900	15,398
	Jabil Inc.	66,437	15,149
	International Business Machines Corp.	50,720	15,024
	HP Inc.	514,622	11,466
	Applied Materials Inc.	41,730	10,724
*	Credo Technology Group Holding Ltd.	72,158	10,383
*	Fair Isaac Corp.	4,970	8,402
*	GoDaddy Inc. Class A	64,900	8,053
	Western Digital Corp.	42,100	7,253
*	Keysight Technologies Inc.	30,790	6,256
*	Elastic NV	70,300	5,303
*	Figma Inc. Class A	101,617	3,797

		Shares	Market Value ($000)
*	Astera Labs Inc.	22,700	3,776
*	Plexus Corp.	22,000	3,234
	Teradyne Inc.	16,550	3,203
*	Sanmina Corp.	21,100	3,167
*	Rigetti Computing Inc.	133,400	2,955
	VeriSign Inc.	11,880	2,886
*	Cadence Design Systems Inc.	9,160	2,863
	Skyworks Solutions Inc.	43,200	2,739
*	Intel Corp.	65,823	2,429
*	Aurora Innovation Inc.	536,500	2,060
*	CommScope Holding Co. Inc.	110,200	1,998
*	Asana Inc. Class A	133,700	1,833
*	Sandisk Corp.	7,700	1,828
	QUALCOMM Inc.	10,600	1,813
*	AvePoint Inc.	118,200	1,642
*	Porch Group Inc.	145,300	1,327
*	Klaviyo Inc. Class A	40,100	1,302
*	DXC Technology Co.	54,400	797
*	Extreme Networks Inc.	42,700	711
*	Kyndryl Holdings Inc.	26,200	696
*	Diebold Nixdorf Inc.	9,500	645
*	PagerDuty Inc.	49,125	644
*	Arlo Technologies Inc.	41,600	582
*	Xperi Inc.	96,000	563
*	ACI Worldwide Inc.	11,700	559
*	Harmonic Inc.	52,700	521
	CDW Corp.	3,500	477
*	Photronics Inc.	14,900	477
*	Intapp Inc.	8,800	403
*	Unisys Corp.	124,804	344
	Immersion Corp.	35,882	244
*	Consensus Cloud Solutions Inc.	10,400	227
*	ASGN Inc.	4,500	217
*	CEVA Inc.	8,500	183
*	Appian Corp. Class A	4,900	174
*	Onto Innovation Inc.	1,090	172
*	Rapid7 Inc.	10,800	164
	Methode Electronics Inc.	22,600	150
*	Wix.com Ltd.	1,400	145
*	Viasat Inc.	3,975	137
*	Rubrik Inc. Class A	1,200	92
*	Daktronics Inc.	3,400	67
	Qnity Electronics Inc.	400	33
*	N-able Inc.	4,250	32
*	Upland Software Inc.	5,600	8
*	8x8 Inc.	3,000	6
*	Everspin Technologies Inc.	570	5
			5,737,406
Materials (2.3%)
	Linde plc	231,617	98,759
	Newmont Corp. (XNYS)	924,058	92,267
*	James Hardie Industries plc	2,578,885	53,512
	Freeport-McMoRan Inc.	983,648	49,960
	PPG Industries Inc.	157,357	16,123
	CRH plc	111,700	13,940
	Celanese Corp.	221,851	9,380
	Packaging Corp. of America	41,671	8,594
	Corteva Inc.	118,300	7,930
	CF Industries Holdings Inc.	91,955	7,112
	Ecolab Inc.	24,360	6,395
	Sherwin-Williams Co.	17,159	5,560
*	Axalta Coating Systems Ltd.	140,100	4,527
	Smurfit WestRock plc	112,990	4,369
	Mosaic Co.	180,500	4,348
	FMC Corp.	299,200	4,150
	Minerals Technologies Inc.	40,053	2,441
	Vulcan Materials Co.	7,960	2,270
	Eastman Chemical Co.	34,600	2,209
*	Constellium SE	68,400	1,289

		Shares	Market Value ($000)
	Mativ Holdings Inc.	103,400	1,256
	Ball Corp.	19,883	1,053
*	Fortuna Mining Corp.	101,600	997
	Orion SA	148,400	784
	Albemarle Corp.	4,700	665
	AptarGroup Inc.	5,200	634
*	Rayonier Advanced Materials Inc.	76,437	450
	Innospec Inc.	4,800	368
	SunCoke Energy Inc.	45,000	324
	United States Lime & Minerals Inc.	2,600	311
	Graphic Packaging Holding Co.	14,700	221
	Mercer International Inc.	78,563	156
*	Clearwater Paper Corp.	6,400	111
*	American Vanguard Corp.	24,700	94
	Olympic Steel Inc.	2,200	94
*	Ivanhoe Electric Inc.	4,600	74
	International Paper Co.	1	—
			402,727
Other (0.5%)
[2]	Vanguard S&P 500 ETF	85,005	53,309
	SPDR S&P 500 ETF Trust	42,080	28,695
*,1	Walgreens Boots Alliance Inc. CVR	40,800	22
*,1	Paratek Pharmaceuticals Inc. CVR	15,782	1
*,1	Aduro Biotech Inc. CVR	67	—
*,1	Pivotal Software Inc.	900	—
			82,027
Real Estate (1.2%)
	Welltower Inc.	619,278	114,944
	VICI Properties Inc.	1,063,750	29,913
	Crown Castle Inc.	200,180	17,790
	Digital Realty Trust Inc.	67,600	10,458
	Ventas Inc.	111,000	8,589
	American Tower Corp.	31,900	5,601
	Realty Income Corp.	43,800	2,469
	Innovative Industrial Properties Inc.	42,000	1,989
	Equity Residential	29,900	1,885
	Simon Property Group Inc.	9,400	1,740
*	Anywhere Real Estate Inc.	115,000	1,628
	Equinix Inc.	2,120	1,624
	Kimco Realty Corp.	79,100	1,603
*	CBRE Group Inc. Class A	7,200	1,158
	Agree Realty Corp.	12,800	922
	Invitation Homes Inc.	30,800	856
	Plymouth Industrial REIT Inc.	33,100	724
	Alexandria Real Estate Equities Inc.	13,700	671
	Rayonier Inc.	22,000	476
	Weyerhaeuser Co.	13,900	329
	InvenTrust Properties Corp.	11,500	324
	Omega Healthcare Investors Inc.	6,900	306
	Camden Property Trust	1,500	165
*	Real Brokerage Inc.	45,200	165
	COPT Defense Properties	5,300	147
*	RE / MAX Holdings Inc. Class A	16,404	125
	NETSTREIT Corp.	6,700	118
*	Forestar Group Inc.	4,000	99
	Apartment Investment & Management Co. Class A	13,200	78
*	Seritage Growth Properties Class A	23,018	75
	Orion Properties Inc.	25,200	57
	Industrial Logistics Properties Trust	6,300	35
*	Hudson Pacific Properties Inc.	2,528	27
	American Assets Trust Inc.	1,040	20
	Community Healthcare Trust Inc.	1,000	17
	Franklin Street Properties Corp.	15,530	15
	SITE Centers Corp.	400	3
			207,145
Utilities (1.8%)
	Sempra	1,801,707	159,073
	Consolidated Edison Inc.	327,440	32,521
	Edison International	528,163	31,700

		Shares	Market Value ($000)
	Public Service Enterprise Group Inc.	216,650	17,397
	NRG Energy Inc.	101,350	16,139
	PG&E Corp.	850,800	13,672
	Eversource Energy	178,868	12,043
	DTE Energy Co.	44,113	5,690
	NiSource Inc.	134,980	5,637
	NextEra Energy Inc.	56,100	4,504
	American Electric Power Co. Inc.	29,200	3,367
	Southern Co.	31,500	2,747
	CMS Energy Corp.	33,900	2,371
	FirstEnergy Corp.	49,000	2,194
	Clearway Energy Inc. Class C	54,700	1,819
	Brookfield Infrastructure Corp. Class A (XTSE)	30,424	1,381
	AES Corp.	90,400	1,296
	Avista Corp.	32,600	1,256
	WEC Energy Group Inc.	10,700	1,128
	Otter Tail Corp.	4,500	364
*	ReNew Energy Global plc Class A	51,932	293
	Brookfield Renewable Corp. (XTSE)	6,300	242
	Pinnacle West Capital Corp.	1,500	133
	Atmos Energy Corp.	600	101
*	Montauk Renewables Inc.	9,439	16
			317,084
Total Common Stocks (Cost $10,914,028)			17,137,537
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[3]	Vanguard Market Liquidity Fund, 3.780% (Cost $498,041)	4,980,692	498,069
Total Investments (99.9%) (Cost $11,412,069)			17,635,606
Other Assets and Liabilities—Net (0.1%)			14,893
Net Assets (100%)			17,650,499
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	879	302,925	(1,007)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	5/11/2026	CITNA	98,283	(3.894)	—	(861)
Goldman Sachs Group Inc.	5/5/2028	JPMC	5,477	(3.925)	186	—
					186	(861)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.

A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	17,137,496	—	41	17,137,537
Temporary Cash Investments	498,069	—	—	498,069
Total	17,635,565	—	41	17,635,606
Derivative Financial Instruments
Assets
Swap Contracts	—	186	—	186
Liabilities
Futures Contracts[1]	(1,007)	—	—	(1,007)
Swap Contracts	—	(861)	—	(861)
Total	(1,007)	(861)	—	(1,868)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	296,497	NA1	NA1	14	(7)	4,164	—	498,069
Vanguard S&P 500 ETF	109,043	133,033	191,700	4,473	(1,540)	726	—	53,309
Total	405,540	133,033	191,700	4,487	(1,547)	4,890	—	551,378
1	Not applicable—purchases and sales are for temporary cash investment purposes.